Label	Element	Value
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001424958_SupplementTextBlock	DIREXION SHARES ETF TRUST Direxion Daily 7-10 Year Treasury Bear 3X Shares (TYO) Supplement dated June 15, 2016 to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In the summary section of each Fund’s Prospectus, on pages 66, 74, 81 and 89 for the 7-10 Year Bull Fund, 7-10 Year Bear Fund, 20+ Year Bull Fund and 20+ Year Bear Fund, respectively, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:

ICE U.S. Treasury 7-10 Year Bond Index

Annualized volatility for the Index for the period from December 31, 2015 (the inception date of the Index) to February 16, 2016 was 5.52%. The Index’s annualized performance for the period from December 31, 2015 to February 16, 2016 was 4.49%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The benchmark index for the Direxion Daily 7-10 Year Treasury Bull 3X Shares (the “7-10 Year Bull Fund”), Direxion Daily 7-10 Year Treasury Bear 3X Shares (the “7-10 Year Bear Fund”), Direxion Daily 20+ Year Treasury Bull 3X Shares (the “20+ Year Bull Fund”) and Direxion Daily 20+ Year Treasury Bear 3X Shares (the “20+ Year Bear Fund”) (each a “Fund” and collectively the “Funds”) is changed as presented in the table below. All references to the Current Index in each Fund’s Summary Prospectus, Prospectus and SAI are replaced with references to the corresponding New Index:

Fund	Current Index	New Index
Direxion Daily 7-10 Year Treasury Bull 3X Shares	NYSE 7-10 Year Treasury Bond Index	ICE U.S. Treasury 7-10 Year Bond Index
Direxion Daily 7-10 Year Treasury Bear 3X Shares	NYSE 7-10 Year Treasury Bond Index	ICE U.S. Treasury 7-10 Year Bond Index
Direxion Daily 20+ Year Treasury Bull 3X Shares	NYSE 20 Year Plus Treasury Bond Index	ICE U.S. Treasury 20+ Year Bond Index
Direxion Daily 20+ Year Treasury Bear 3X Shares	NYSE 20 Year Plus Treasury Bond Index	ICE U.S. Treasury 20+ Year Bond Index

Index Description

The description of the Current Index in each Fund’s Summary Prospectus, Prospectus and SAI are replaced with the following description of the corresponding New Index:

ICE U.S. Treasury 7-10 Year Bond Index

The Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. The Index is not adjusted for securities that may become eligible or ineligible for inclusion in the Index intra-month. The composition of the Index is rebalanced on the last business day of each month. The Index was comprised of 17 constituents as of February 29, 2016.

For more information, please contact the Funds at (866) 476-7523.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 476-7523
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	All references to the Current Index in each Fund’s Summary Prospectus, Prospectus and SAI are replaced with references to the corresponding New Index:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	* * * * * Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.